Intangible Assets - Narrative (Details) - BG Group Plc $ in Millions	Dec. 31, 2020 USD ($)
Integrated Gas
Disclosure of detailed information about intangible assets [line items]
Goodwill	$ 4,800
Upstream
Disclosure of detailed information about intangible assets [line items]
Goodwill	5,946
Oil Products
Disclosure of detailed information about intangible assets [line items]
Goodwill	$ 1,609